PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Debt Disclosure [Abstract]
PROMISSORY NOTES
5.	PROMISSORY NOTES:

	July 31, 2017 $	April 30, 2017 $

Third promissory notes	15,373,956	14,147,964
Fourth promissory notes	184,813	165,208

Total promissory notes	15,558,769	14,313,172

Current	15,373,956	14,147,964
Non-current	184,813	165,208

Third Promissory Notes

Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with a company controlled by a director of the Company (the “Lender”) pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.

During the year ended April 30, 2017, the Company received $1,815,000 in advances pursuant to the Third Promissory Notes. During the three months ended July 31, 2017, the Company received $250,000 in advances. Subsequent to July 31, 2017, the Company received $300,000 in advances.

The following table outlines the estimated cash payments required in order to repay the principal balance of the Third Promissory Notes:

2018 $	2019 $	2020 $	2021 $	2022 $	Total $
15,559,324	-	-	-	-	15,559,324

Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. Debt issuance costs will be amortized over the estimated maturity life of the promissory notes.

The promissory notes bear interest at the rate of 12% per annum and during the three months ended July 31, 2017, the Company recorded interest of $457,567 (2016 - $354,752). Interest is payable semi-annually as calculated on May 31st and November 30th of each year. Interest is to be paid either in cash, in common shares or deemed an advance of principal at the option of the Lender. The lender elected to have interest payable from December 1, 2016 to May 31, 2017 of $850,667 deemed an advance (not subject to bonus shares or bonus warrants).

The Company and the Lender agreed that the Lender is to receive bonus shares equal to 7.5% of each loan tranche advanced under the Third Promissory Notes divided by the Company’s common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 31, 2018 and (b) the date the advance has been repaid in full, including interest.

During the three months ended July 31, 2017, the Company issued 112,433 bonus shares to the Lender at the fair value of $39,375, based on their quoted market price at the date the advances were received, including 88,089 shares having a fair value of $29,625 that the Company had committed to issue as at April 30, 2017. At July 31, 2017, the Company was committed to issuing an additional 31,427 bonus shares to the Lender at the fair value of $9,000. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received.

The fair value of 55,771 bonus share purchase warrants committed to be issued (based on advances received during the period) during the three months ended July 31, 2017 of $4,195 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.444; exercise price – CAD$0.503; expected risk-free interest rate – 1.15%; expected life – 1.52 years; expected volatility – 53% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the promissory notes balance and are being amortized to the Statement of Loss over the life of the promissory notes using the effective interest method. The accretion expense in respect of the debt discount recorded on the issuance of bonus shares and warrants totalled $148,270 for the three months ended July 31, 2017 (2016 - $125,117). The unamortized debt discount as at July 31, 2017 is $185,368 (April 30, 2017 – $310,693).

The promissory notes are collateralized by the Company’s Helmer-Bovill Property.

Fourth Promissory Notes

On March 13, 2017, the Company entered into a loan agreement with an arm’s-length lender pursuant to which CAD$250,000 ($186,846) was advanced to the Company (the “Fourth Promissory Notes”). As at July 31, 2017, the balance of the Fourth Promissory Notes was CAD$250,000 ($200,100). The loan bears interest at a rate of 12% per annum and during the three months ended July 31, 2017, the Company recorded interest of $5,729. The Fourth Promissory Notes are unsecured and are due on or before December 31, 2018. The Company issued 40,761 bonus shares at the fair value of $14,013 and 40,761 bonus share purchase warrants at the fair value of $4,814.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Fourth Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Fourth Promissory Notes using the effective interest method. The accretion expense in respect of the debt discount recorded on the issuance of bonus shares and warrants totalled $2,655 for the three months ended July 31, 2017. The unamortized debt discount as at July 31, 2017 is $15,287 (April 30, 2017 - $17,942).

5.	PROMISSORY NOTES:

	April 30, 2017 $	April 30, 2016 $

First promissory notes	-	5,678,107
Second promissory notes	-	4,780,814
Third promissory notes	14,147,964	-
Fourth promissory notes	165,208

Total promissory notes	14,313,172	10,458,921

Current	14,147,964	6,587,526
Non-current	165,208	3,871,395

First, Second and Third Promissory Notes

On September 13, 2013, January 27, 2014 and December 4, 2014, the Company entered into agreements with a company controlled by a director of the Company (the “Lender”) pursuant to which $5,787,280 was advanced to the Company in tranches (the “First Promissory Notes”). The First Promissory Notes were to mature as to $3,000,000 on December 2, 2016 and the balance due on December 31, 2016.

On February 18, 2015 and December 1, 2015, the Company entered into agreements with the Lender pursuant to which $5,457,000 was advanced to the Company in tranches (the “Second Promissory Notes”). The Second Promissory Notes mature were to mature as to $1,000,000 on December 2, 2016, $2,000,000 on June 2, 2017 and the balance due on December 2, 2017.

Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with the Lender pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.

In accordance with the guidance of ASC 470-50 and ASC 470-60, the Company determined that the June 1, 2016 agreement resulted in a debt modification, not a debt extinguishment or a troubled debt restructuring. The aggregate finance fees relating to the promissory notes are now being amortized to the Statement of Loss over the revised life of the promissory notes using the effective interest method.

During the year ended April 30, 2017, the Company received $1,815,000 in advances pursuant to the Third Promissory Notes and the final $200,000 in advances pursuant to the Second Promissory Notes.

The following table outlines the estimated cash payments required in order to repay the principal balance of the Third Promissory Notes:

2017 $	2018 $	2019 $	2020 $	2021 $	Total $
-	14,458,657	-	-	-	14,458,657

Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. Debt issuance costs will be amortized over the estimated maturity life of the promissory notes.

The promissory notes bear interest at the rate of 12% per annum and during the year ended April 30, 2017, the Company recorded interest of $1,576,365 (2016 - $1,161,339). Interest is payable semi-annually as calculated on May 31st and November 30th of each year. Interest is to be paid either in cash, in common shares or deemed an advance of principal at the option of the Lender. As part of the Third Promissory Notes agreement dated June 1, 2016, interest payable of $640,130 was transferred to the promissory notes balance as a deemed advance. This balance transferred was not subject to bonus shares or bonus warrants. The $640,130 of interest was for the period from December 1, 2015 to May 31, 2016. The lender elected to have interest payable from June 1, 2016 to November 30, 2016 of $759,247 deemed an advance (not subject to bonus shares or bonus warrants).

In July 2015, the Company settled $395,665 of interest payable on the promissory notes by the issuance of 2,267,685 common shares at the fair value of $427,177 based on their quoted market price at the date of issuance. Accordingly, the Company recorded a loss on settlement of liabilities of $31,512. The interest settled was for the period from December 1, 2014 to May 31, 2015. In December 2015, the Company settled $556,433 of interest payable by the issuance of 2,948,431 common shares at the fair value of $536,541. The Company recorded an increase in additional paid-in capital on extinguishment of debt of $19,892. The interest settled was for the period from June 1, 2015 to November 30, 2015.

The Company and the Lender agreed that the Lender is to receive bonus shares equal to 7.5% of each loan tranche advanced under the Second Promissory Notes and Third Promissory Notes divided by the Company’s common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 31, 2018 and (b) the date the advance has been repaid in full, including interest. Advances received under the First Promissory Notes had the same terms other than the number of bonus shares and bonus share purchase warrants being based on 6% of each loan tranche advanced and the bonus share purchase warrants were to expire on December 1, 2016.

During the year ended April 30, 2017, the Company issued 852,562 bonus shares to the Lender at the fair value of $200,756, based on their quoted market price at the date the advances were received, including 349,325 shares having a fair value of $81,112 that the Company had committed to issue as at April 30, 2016. At April 30, 2017, the Company was committed to issuing an additional 88,089 bonus shares to the Lender at the fair value of $29,625. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received.

During the year ended April 30, 2016, the Company issued 1,832,108 bonus shares to the Lender at the fair value of $409,031, based on their quoted market price at the date the advances were received, including 693,573 shares having a fair value of $136,735 that the Company had committed to issue as at April 30, 2015.

The fair value of 622,569 bonus share purchase warrants committed to be issued (based on advances received during the period) during the year ended April 30, 2017 of $65,711 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.315; exercise price – CAD$0.320; expected risk-free interest rate – 1.15%; expected life – 2.32 years; expected volatility – 78% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the promissory notes balance and are being amortized to the Statement of Loss over the life of the promissory notes using the effective interest method. The accretion expense in respect of the debt discount recorded on the issuance of bonus shares and warrants totalled $489,646 for the year ended April 30, 2017 (2016 - $372,266). The unamortized debt discount as at April 30, 2017 is $310,693 (2016 – $585,359).

The promissory notes are collateralized by the Company’s Helmer-Bovill Property.

Fourth Promissory Notes

On March 13, 2017, the Company entered into a loan agreement with an arm’s-length lender pursuant to which CAD$250,000 ($186,846) was advanced to the Company (the “Fourth Promissory Notes”). The loan bears interest at a rate of 12% per annum and during the year ended April 30, 2017, the Company recorded interest of $2,266. The Fourth Promissory Notes are unsecured and are due on or before December 31, 2018. The Company issued 40,761 bonus shares at the fair value of $14,013 and 40,761 bonus share purchase warrants at the fair value of $4,814. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: stock price – CAD$0.470; exercise price – CAD$0.460; expected risk-free interest rate – 1.15%; expected life – 1.77 years; expected volatility – 62% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Fourth Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Fourth Promissory Notes using the effective interest method. The accretion expense in respect of the debt discount recorded on the issuance of bonus shares and warrants totalled $885 for the year ended April 30, 2017. The unamortized debt discount as at April 30, 2017 is $17,942.